Employee Benefits - Summary of Trust Assets (Detail)	Dec. 31, 2017	Dec. 31, 2016
Variable return:
Trust assets fixed and variable return percentage	100.00%	100.00%
Traded Securities [member]
Fixed return:
Trust assets fixed return percentage	18.00%	15.00%
Bank instruments [member]
Fixed return:
Trust assets fixed return percentage	5.00%	4.00%
Federal government instruments of the respective countries [member]
Fixed return:
Trust assets fixed return percentage	62.00%	63.00%
Publicly traded shares [member]
Variable return:
Trust assets variable return percentage	15.00%	18.00%